Financing Receivables	12 Months Ended
Dec. 31, 2017
Financing Receivables

(7)	Financing Receivables
The Company’s financing receivables are comprised of mortgage loans, nontrade receivables, loans to affiliates, and loans to non-affiliates. Mortgage loans consist of the unpaid balance of mortgage loans on real estate. Nontrade receivables are amounts for policy or contract premiums due from the agents and broker-dealers, or amounts due from reinsurers. Loans to affiliates include loans to related parties to fund certain companywide projects. Loans to non-affiliates are loans that are intended to meet certain financial objectives of the Company, AZOA, and Allianz SE. The mortgage loans and nontrade receivables are evaluated on a collective basis for impairment unless circumstances arise that warrant individual evaluation. The loans to affiliates and loans to non-affiliates are evaluated individually and did not require an allowance as of December 31, 2017 and 2016. For additional information, see note 2 for receivables, note 4 for mortgage loans, and note 19 for loans to affiliates.
Credit Quality Indicators
The Company analyzes certain financing receivables for credit risk by using specific credit quality indicators. The Company has determined the loan-to-value ratio and the debt service coverage ratio are the most reliable indicators in analyzing the credit risk of its mortgage loan portfolio. The loan-to-value ratio is based on the Company’s internal valuation methodologies, including discounted cash flow analysis and comparative sales, depending on the characteristics of the property being evaluated. The debt service coverage ratio analysis is normalized to reflect a 25 year amortization schedule.
The credit quality as of December 31 is shown below:

	Debt Service Coverage Ratios
	Greater than 1.4x	1.2x – 1.4x	1.0x – 1.2x	Less than 1.0x	Total	Percent of Total
2017:
Loan-to-value ratios:
Less than 50%	$3,742,536	52,805	64,700	66,486	3,926,527	33.3%
50% – 60%	4,205,942	225,433	62,516	14,315	4,508,206	38.2
60% – 70%	2,449,915	597,222	72,784	—	3,119,921	26.4
70% – 80%	74,854	169,431	—	—	244,285	2.1
80% – 90%	—	—	—	—	—	—
90% – 100%	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—
Total	$10,473,247	1,044,891	200,000	80,801	11,798,939	100.0%

	Debt Service Coverage Ratios
	Greater than 1.4x	1.2x – 1.4x	1.0x – 1.2x	Less than 1.0x	Total	Percent of Total
2016:
Loan-to-value ratios:
Less than 50%	$3,694,757	133,289	53,761	—	3,881,807	37.3%
50% – 60%	3,740,956	173,453	23,378	18,930	3,956,717	38.0
60% – 70%	1,442,783	502,746	26,005	43,607	2,015,141	19.4
70% – 80%	198,103	153,481	24,086	—	375,670	3.6
80% – 90%	57,439	83,046	27,384	2,937	170,806	1.7
90% – 100%	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—
Total	$9,134,038	1,046,015	154,614	65,474	10,400,141	100.0%
The Company’s nontrade receivables are analyzed for credit risk based upon the customer classification of the agent or reinsurer. The nontrade receivable and allowance for credit losses by customer classification as of December 31 are shown below:

	2017			2016
	Agent	Reinsurer	Total	Agent	Reinsurer	Total
Nontrade receivables	$14,167	27,710	41,877	11,860	20,963	32,823
Allowance for credit losses	(4,301)	—	(4,301)	(4,876)	—	(4,876)
Net nontrade receivables	$9,866	27,710	37,576	6,984	20,963	27,947
Rollforward of Allowance for Credit Losses
The allowances for credit losses and recorded investment in financing receivables as of December 31 are shown below:

	Mortgage loans	Nontrade receivables	Loans to affiliates	Loans to non-affiliates	Total
2017:
Financing receivables, gross	$11,798,939	41,877	39,120	10,137	11,890,073
Allowance for credit losses:
Beginning balance	48,400	4,876	—	—	53,276
Provision / (benefit)	(11,400)	(575)	—	—	(11,975)
Ending balance	37,000	4,301	—	—	41,301
Financing receivables ending balance net of valuation allowance	$11,761,939	37,576	39,120	10,137	11,848,772

	Mortgage loans	Nontrade receivables	Loans to affiliates	Loans to non-affiliates	Total
2016:
Financing receivables, gross	$10,400,141	32,823	39,120	10,145	10,482,229
Allowance for credit losses:
Beginning balance	37,400	5,525	—	—	42,925
Provision / (benefit)	11,000	(649)	—	—	10,351
Ending balance	48,400	4,876	—	—	53,276
Financing receivables ending balance net of valuation allowance	$10,351,741	27,947	39,120	10,145	10,428,953
The Company evaluates the mortgage loan allowance for loan loss quarterly, which resulted in a change of the provision of $(11,400) and $11,000 for the years ended December 31, 2017 and 2016, respectively. In 2017, the decrease to the mortgage loan allowance is driven by a reduction in expected losses and reserves based on the improving credit quality of our portfolio and industry analysis showing improving market conditions. The increase to the allowance for loan loss in 2016 was a result of the growing asset base of the mortgage loan portfolio partially offset by improving quality indicators.
Past-Due Aging Analysis
Aging analysis of past-due financing receivables as of December 31 is shown below:

	31-60 days past due	61-90 days past due	Greater than 90 days past due	Total past due	Current	Total
2017:
Mortgage loans	$—	—	—	—	11,798,939	11,798,939
Nontrade receivables	9,955	1,279	8,200	19,434	22,443	41,877
Loans to affiliates	—	—	—	—	39,120	39,120
Loans to non-affiliates	—	18	481	499	9,638	10,137
Total	$9,955	1,297	8,681	19,933	11,870,140	11,890,073

	31-60 days past due	61-90 days past due	Greater than 90 days past due	Total past due	Current	Total
2016:
Mortgage loans	$—	—	—	—	10,400,141	10,400,141
Nontrade receivables	7,590	1,662	6,712	15,964	16,859	32,823
Loans to affiliates	—	—	—	—	39,120	39,120
Loans to non-affiliates	109	10	71	190	9,955	10,145
Total	$7,699	1,672	6,783	16,154	10,466,075	10,482,229
As of December 31, 2017 and 2016, the Company’s financing receivables did not include any balances which are on a nonaccrual status, classified as a troubled debt restructuring, or impaired without a corresponding allowance for credit loss.